SCUDDER
                                                                     INVESTMENTS



Scudder Select 500 Fund

Supplement to the currently effective prospectuses

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The following replaces "The portfolio managers" section of the prospectuses.

The fund's subadvisor is Northern Trust Investments, N.A. The team is led by the following individuals:

Sheri D. Barker                          Gail Grove
CFA, Co-Manager of the fund.             Co-Manager of the fund.
  o Joined Northern Trust Investments,      o Joined Northern Trust
    N.A. in 1992.                             Investments, N.A. in 1996.
  o Portfolio manager and team leader       o Portfolio manager of
    of tax-advantaged, enhanced index         tax-advantaged, enhanced index,
    and equity overlay strategies.            quantitative active and equity
  o MS in financial markets and               overlay strategies.
    trading, Illinois Institute of          o MS in financial markets and
    Technology.                               trading, Illinois Institute of
  o Joined the fund in 2004.                  Technology.
                                            o Joined the fund in 2004.






















               Please retain this supplement for future reference.

August 16, 2004